SUPPLEMENTAL CASH FLOW DISCLOSURES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES
NOTE 10 — SUPPLEMENTAL CASH FLOW DISCLOSURES
Supplemental cash flow disclosures for the six months ended June 30, 2021 and 2020 are as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$10,997	$4,990
Accrued capital expenditures	$4,104	$139
Accrued deferred financing costs	$32	$—
Real estate acquired via foreclosure	$191,990	$—
Foreclosure of assets securing the mezzanine loans	$(79,968)	$—
Mortgage notes payable assumed in connection with foreclosure of assets securing the mezzanine loans	$102,553	$—
Change in interest income capitalized to loans held-for-investment	$(9,469)	$539
Common stock issued through distribution reinvestment plan	$6,660	$28,774
Change in fair value of derivative instruments	$6,031	$(7,280)
Change in fair value of real estate-related securities	$1,404	$—
Supplemental Cash Flow Disclosures:
Interest paid	$34,183	$30,686
Cash paid for taxes	$1,412	$466

NOTE 10 — SUPPLEMENTAL CASH FLOW DISCLOSURES
Supplemental cash flow disclosures for the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$10,969	$16,510	$16,518
Accrued capital expenditures	$160	$1,165	$557
Interest income capitalized to loans held-for-investment	$539	$8,546	$384
Common stock issued through distribution reinvestment plan	$34,191	$82,388	$91,764
Common stock issued in connection with the Mergers	$384,319	$—	$—
Change in fair value of interest rate swaps	$727	$(14,913)	$3,875
Interest rate swaps assumed in the Mergers	$(9,115)	$—	$—
Mortgage notes assumed by buyer in real estate disposition	$—	$(205,765)	$—
Debt assumed in the Mergers	$379,737	$—	$—
Real estate assets acquired in the Mergers	$761,326	$—	$—
Assets assumed in the Mergers	$4,424	$—	$—
Liabilities assumed in the Mergers	$6,389	$—	$—
Supplemental Cash Flow Disclosures:
Interest paid	$60,990	$97,418	$93,424
Cash paid for taxes	$1,243	$1,218	$1,475